UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2003
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue  26th Floor
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           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
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Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         2/13/04
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            19
                                               -------------

Form 13F Information Table Value Total:           $361,990
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.













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
      Column 1      Column 2 Column 3  Column 4        Column 5       Column 6  Column 7      Column 8
      Name of       Title of            Value    Shrs of    SH/ PUT/ Investment   Other
       Issuer        Class     CUSIP   (x1000)   PRN AMT   PRN  CALL Discretion  Managers  Sole Shared None


ALEXANDERS INC.      COM       014752109  8,514      68,300            Sole                 Sole
AMLI RESIDENTIAL PPT SH BEN I  001735109 11,661     435,100            Sole                 Sole
ARCHSTONE-SMITH TRUS COM       039583109 24,088     860,900            Sole                 Sole
ATLANTIC REALTY TRUS COM       048798102  5,347     354,088            Sole                 Sole
AVALONBAY COMMUNITIE COM       053484101 28,384     593,800            Sole                 Sole
BOCA RESORTS INC     CL A      09688T106  2,150     143,700            Sole                 Sole
EQUITY RESIDENTIAL   COM       29476L107 23,776     805,700            Sole                 Sole
FAIRMONT HOTELS & RE COM       305204109 17,481     644,100            Sole                 Sole
FEDERAL RLTY INVESTM COM       313747206 12,684     330,400            Sole                 Sole
INTERSTATE HOTELS &  COM       46088S106  5,651   1,056,176            Sole                 Sole
LA QUINTA CORP       PAIRED    50419U202  3,596     561,000            Sole                 Sole
MANUFACTURED HOME CO COM       564682102  8,426     223,800            Sole                 Sole
POST PROPERTIES INC  COM       737464107 53,629   1,920,800            Sole                 Sole
PROLOGIS TR          COM       743410102 39,820   1,240,900            Sole                 Sole
RECKSON ASSOCIATES R COM       75621K106 40,997   1,687,100            Sole                 Sole
SHURGARD STORAGE CEN COM       82567D104 42,127   1,118,900            Sole                 Sole
STRATUS PPTYS INC    COM       863167201  1,737     172,789            Sole                 Sole
SUMMIT PROPERTIES    COM       866239106 26,050   1,084,500            Sole                 Sole
SUN COMMUNITIES      COM       866674104  5,875     151,800            Sole                 Sole
